Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ 7,057	₩ 6,370	₩ 3,869	₩ 3,342
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,784	2,780	1,938	1,264
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	883	626	545	483
License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,362	2,678	1,351	1,430
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	28	286	₩ 35	₩ 165
Acquisition price
Disclosure of detailed information about intangible assets [line items]
Intangible assets	28,478	28,820
Acquisition price | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	16,536	17,567
Acquisition price | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,746	1,376
Acquisition price | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,087	8,510
Acquisition price | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,109	1,367
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(21,421)	(22,450)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,752)	(14,787)
Accumulated amortization | Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(863)	(750)
Accumulated amortization | License fee
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,725)	(5,832)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	₩ (1,081)	₩ (1,081)